Additional Information Required by the Argentine Central Bank - Summary of Fiduciary Property Breakdown (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 ARS ($)
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 8,765,803
Exxon mobil [member]
Disclosure of trust activities [line items]
Date of Contract	Apr. 17, 2012
Trustor	Exxon Mobil
Maturity Date	Apr. 19, 2021
Coop. de Trab. Portuarios [Member]
Disclosure of trust activities [line items]
Date of Contract	Sep. 12, 2014
Trustor	Coop. de Trab. Portuarios
Maturity Date	Sep. 12, 2022
Rios belt [member]
Disclosure of trust activities [line items]
Date of Contract	Apr. 14, 2016
Trustor	Rios Belt
Maturity Date	Dec. 31, 2021
MSU [member]
Disclosure of trust activities [line items]
Date of Contract	May 24, 2017
Trustor	MSU
Maturity Date	Dec. 31, 2021
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 14,703
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Exxon mobil [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	13,540
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Coop. de Trab. Portuarios [Member]
Disclosure of trust activities [line items]
Balances of Trust Funds	1,009
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | Rios belt [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	121
Trust [member] | Banco De Galicia Y Buenos Aires S.A.U. [member] | MSU [member]
Disclosure of trust activities [line items]
Balances of Trust Funds	$ 33